INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS
Schedule of long-term investments

	2016	2017
	RMB	RMB
Held to maturity investments	1,059,812,729	40,000,000
Available-for-sale investments	14,467,476,607	18,552,440,485
Equity method investments	4,114,199,782	6,068,391,137
Cost method investments	891,333,247	912,953,646

Total net book value	20,532,822,365	25,573,785,268

Summary of available-for sale investments by major security type

The following table summarizes, by major security type, the Company’s available-for-sale investments as of December 31, 2017:

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
	RMB	RMB	RMB	RMB
Listed equity securities	6,135,979,970	6,299,221,728	—	12,435,201,698
Unlisted debt securities	5,362,010,027	909,212,411	(153,983,651)	6,117,238,787

Total Available-for-sale investments	11,497,989,997	7,208,434,139	(153,983,651)	18,552,440,485

The following table summarizes, by major security type, the Company’s available-for-sale investments as of December 31, 2016:

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
	RMB	RMB	RMB	RMB
Listed equity securities	5,642,265,038	2,116,672,845	(97,057,486)	7,661,880,397
Unlisted debt securities	6,263,538,336	572,369,972	(30,312,098)	6,805,596,210

Total Available-for-sale investments	11,905,803,374	2,689,042,817	(127,369,584)	14,467,476,607

Schedule of financial information of investees

	Year ended December 31,
	2015		2016		2017
	Qunar	Other equity investments	eLong	Other equity investments	Equity investments
Operating data:
Revenue	841,814,520	7,069,224,177	1,895,409,404	5,917,850,003	14,242,886,080
Gross profit	537,240,212	1,581,396,551	997,644,227	4,785,282,088	8,145,081,600
Income/(loss) from operations	(4,792,664,736)	(20,961,158)	(1,312,847,794)	155,471,096	80,460,912
Net loss	(4,917,200,749)	(189,461,030)	(1,635,384,928)	(62,190,299)	(222,770,078)
Net loss attributable to our equity method investments companies	(2,352,388,839)	(127,465,948)	(722,307,716)	(55,314,772)	(78,644,006)
Add: Equity dilution impact	—	(8,314,364)	(832,336)	11,027,933	13,527,940
Add: Gain from disposal of equity investments, including the remeasurement gain/(loss) from previously held equtiy investments in step acquisitions	2,352,388,839	—	—	1,369,310,070	—
Equity in income/(loss) of affiliates	—	(135,780,312)	(723,140,052)	1,325,023,231	(65,116,066)

	As of December 31,
	2015		2016		2017
Balance sheet data:
Current assets	9,433,080,372	4,091,410,052	1,978,681,514	3,353,714,017	9,836,444,371
Long-term assets	1,072,464,782	10,102,034,376	454,710,971	17,298,415,142	16,552,821,327
Current liabilities	10,442,341,153	4,043,523,264	1,687,293,575	11,595,906,780	8,061,346,134
Long-term liabilities	93,019,969	466,730,372	15,970,032	1,650,938,946	6,191,180,525
Non-controlling interests	5,282,358	76,928,317	15,512,748	1,944,540,518	323,853,090